S000042863 [Member] Fees and Expenses - iShares Interest Rate Hedged High Yield Bond ETF	Oct. 31, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. Amounts in the table are rounded to the nearest basis point, which in some cases may be “0.00.”  The investment advisory agreement between iShares U.S. ETF Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and extraordinary expenses.
The Fund may incur “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses reflect the Fund's pro rata share of the fees and expenses incurred indirectly by the Fund as a result of investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the Fund's total return but is not included in the Fund's ratio of expenses to average net assets. Both figures are shown in the Financial Highlights section of the Fund's prospectus (the “Prospectus”). BFA, the investment adviser to the Fund, has contractually agreed to waive a portion of its management fees so that the Fund’s total annual fund operating expenses after the fee waiver are equal to the Acquired Fund Fees and Expenses attributable to the Fund’s investment in the iShares iBoxx $ High Yield Corporate Bond ETF (“HYG” or the “Underlying Fund”), after taking into account any fee waivers by HYG, plus 0.05% through February 28, 2027. The contractual waiver may be terminated prior to February 28, 2027 only upon written agreement of the Trust and BFA.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The impact of Acquired Fund Fees andExpenses is included in the Fund's total return but is not included in the Fund's ratio of expenses to average net assets. Both figures areshown in theFinancial Highlightssection of the Fund's prospectus (the“Prospectus”).
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)1
Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds.The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of thoseperiods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain thesame. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover.
Portfolio Turnover [Text Block]	The Fund or the Underlying Fund may paytransaction costs, such as commissions, when it buys and sellssecurities (or“turns over”its portfolio). A higher portfolio turnoverrate for the Fund or the Underlying Fund may indicate highertransaction costs and may cause the Fund or the Underlying Fundto incur increased expenses. These costs, which are not reflectedin the Annual Fund Operating Expenses or in the Example(exceptcosts to the Underlying Fund included as part of Acquired FundFees and Expenses), affect the Fund’s performance. During themost recent fiscal year, the Fund's portfolio turnover rate was 1%of the average value of its portfolio. To the extent the UnderlyingFund incurs costs from high portfolio turnover, such costs mayhave a negative effect on the performance of the Fund.
Portfolio Turnover, Rate	1.00%